COST METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Cost Method Investments Disclosure [Abstract]
Schedule of Cost Method Investments

	2012	2011
Golar Partners	191,177	—
OLT Offshore LNG Toscana S.p.A ("OLT–O")	7,347	7,347
	198,524	7,347